FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Derivatives	$ 12,559	$ 14,025
Investment securities, available for sale	1,039,870	1,190,642
Liabilities
Derivatives	12,587	14,059
Fair Value, Measurements, Recurring
Assets
Derivatives	12,922	14,111
Investment securities, available for sale	1,039,870	1,190,642
Total	1,052,792	1,204,753
Liabilities
Derivatives	12,725	14,243
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	8,711	8,583
Total	8,711	8,583
Liabilities
Derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	12,922	14,111
Investment securities, available for sale	1,031,159	1,182,059
Total	1,044,081	1,196,170
Liabilities
Derivatives	12,725	14,243
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	0	0
Total	0	0
Liabilities
Derivatives	$ 0	$ 0